RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) (USD $)	0 Months Ended				9 Months Ended	0 Months Ended	9 Months Ended
	Sep. 08, 2014	Aug. 21, 2014	Jul. 23, 2014	Aug. 21, 2014 Restricted Stock [Member]	Sep. 30, 2014 Restricted Stock [Member]	Aug. 21, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Employment Agreement, Term			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Under the employment contract, the CEO received an award of RSU’s, to be issued within 90 days of the effective date of the Employment Agreement, under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 711,500	$ 3,607,500		$ 1,267,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			1 year
Number of Board Members	2	2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				346,875	346,875	121,875	171,875
Number of shares underlying restricted stock						121,875